SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Schedule of subsequent events	Subsequent to June 30, 2019, the Company issued the following:
	Amount	Number of Shares Issued
Common stock	$3,000,000	454,545